Submission	Apr. 20, 2026
Submission [Line Items]
Central Index Key	0001505497
Registrant Name	BioRestorative Therapies, Inc.
Registration File Number	333-293322
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES